SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Pro Forma Basic and Diluted EPS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended											12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012	Sep. 29, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Earnings Per Share, Basic and Diluted, by Common Class, Including Two Class Method [Line Items]
Common stock, shares outstanding (in shares)	100	100				100	100					100	100	100
Net income (loss)	$ (28,107)	$ (15,007)	$ (3,673)	[1]	$ 5,267	$ (25,642)	$ (15,220)	$ (458)	$ 2,063	$ (70,892)	[2]	$ (39,055)	$ (84,507)	$ 27,667
Basic and diluted earnings (loss) per common share	$ (281,070.00)	$ (150,070.00)	$ (36,730.00)		$ 52,670.00	$ (256,420.00)	$ (152,200.00)	$ (4,580.00)	$ 20,630.00	$ (708,920.00)		$ (390,550.00)	$ (845,070.00)	$ 276,670.00
Common stock [Member]
Schedule of Earnings Per Share, Basic and Diluted, by Common Class, Including Two Class Method [Line Items]
Weighted average common shares outstanding	100	100	100		100	100	100	100	100	100		100	100	100
Pro forma [Member]
Schedule of Earnings Per Share, Basic and Diluted, by Common Class, Including Two Class Method [Line Items]
Net income (loss)	$ (28,137)											$ (43,918)
Basic and diluted earnings (loss) per common share	$ (0.43)											$ (0.68)
Pro forma [Member] | Common stock [Member]
Schedule of Earnings Per Share, Basic and Diluted, by Common Class, Including Two Class Method [Line Items]
Shares issued in the offering	15,789,474											15,789,474
Conversion of Ply Gem Prime Holdings common stock	26,379,501											27,900,729
Conversion of Ply Gem Prime Holdings preferred stock	22,582,993											21,061,765
Weighted average common shares outstanding	64,751,968											64,751,968

[1]	The net loss for the quarter ended September 29, 2012 includes an approximate $3.6 million loss on modification or extinguishment of debt. See Note 4 for description of loss on debt modification and extinguishment.
[2]	The net loss for the quarter ended April 2, 2011 includes an approximate $27.9 million loss on modification or extinguishment of debt. See Note 4 for description of loss on debt modification and extinguishment.